Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
3.	Cash and Cash Equivalents

Cash and cash equivalents held by the Company are as follows (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Bank Accounts	$42,239	$57,544
Money In Transit	—	9,602
Term Deposits	—	11,186
Cash in Hand	62	402

Total	$42,301	$78,734

Term deposits with banks can be withdrawn at any time, without prior notice or penalty on the principal.